Financial Instrument Risk Management - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Percent of debt security portfolio considered investment grade	99.00%	98.00%
Available- for-sale
Disclosure of financial assets [line items]
Impairment loss on available-for-sale assets	$ 11,000,000	$ 19,000,000
Debt securities | Available- for-sale
Disclosure of financial assets [line items]
Reversal of impairment	$ 0	$ 0